STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

Common Stock

On April 12, 2018, the Company sold 200,000 shares of its common stock at $0.077 per share, for a total financing of $15,400.

Between April 6, 2018 and June 20, 2018, the Company issued 37,887,704 shares of the Company’s common stock upon conversion of approximately $485,000 of their outstanding convertible debt and approximately $31,000 of accrued interest.

Common Stock

On May 2, 2017, the Company sold 100,000 shares of its common stock at $0.25 per share, for a total financing of $25,000.

On August 1, 2016, the Company reached an agreement with a professional advisor in which the Company issued 55,000 shares of common stock with a fair value of $24,750. This amount was recognized as stock compensation cost for the period ended December 31, 2016.

On October 10, 2016, the Company entered into a form of Subscription Agreement for $0.35 per common share and issued 28,571 common shares for $10,000 in cash proceeds.

On January 10, 2017, the Company issued 1,000,000 shares to a consultant for services to be rendered over six months. The fair value of the shares of $440,000, based on the market value of the common stock on the date of issuance, will be recognized over the term of the agreement. $220,000 was expensed in the year ending March 31, 2017, with $220,000 included in prepaid assets as of March 31, 2017. The prepaid balance of $220,000 was expensed in the year ending March 31, 2018.

The Company issued 1,225,715 shares to two unrelated parties on January 23, 2017, in exchange for the settlement of debt owed by NaturalShrimp Holdings, Inc., a related party (Note 8), previous to the Company’s January 2015 reverse acquisition. At the time of the acquisition the Company was not made aware of the debt and therefore did not assume the liability in the purchase agreement. When the Company was presented with the debt during the fiscal year ending March 31, 2017, the Company agreed to assume and settle this debt by the issuance of common shares. The fair value of the shares issued, based on the market value of the common shares on the date of the settlement agreement, was $563,829.